PRIVATE PLACEMENT (FY) (Details) - USD ($)		12 Months Ended
	Aug. 18, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 6,500,000
Number of warrants in a unit		1
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	650,000	650,000
Price of warrants	$ 10.00	$ 10.00
Aggregate purchase price	$ 6,500,000	$ 6,500,000
Number of shares per warrant		1
Exercise price of warrants		$ 11.50